 Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.2%)
Vanguard Total Stock Market Index Fund Investor Shares	33,198,347	2,458,670

International Stock Fund (15.7%)
Vanguard Total International Stock Index Fund Investor Shares	96,338,536	1,600,183

U.S. Bond Fund (42.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	393,836,733	4,288,882

International Bond Fund (17.9%)
Vanguard Total International Bond Index Fund Investor Shares	157,214,354	1,822,114
Total Investment Companies (Cost $7,832,551)		10,169,849
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.386% (Cost $4,448)	44,473	4,448
Total Investments (100.0%) (Cost $7,836,999)		10,174,297
Other Assets and Liabilities-Net (0.0%)		(382)
Net Assets (100%)		10,173,915

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At July 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

LifeStrategy Conservative Growth Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1	NA1	NA1	2	—	64	—	4,448
Vanguard Total
Bond Market II Index
Fund	3,869,718	446,379	283,643	609	255,819	87,271	—	4,288,882
Vanguard Total
International Bond
Index Fund	1,675,094	84,803	45,219	161	107,275	45,860	—	1,822,114
Vanguard Total
International Stock
Index Fund	1,464,447	110,681	43,933	(1,871)	70,859	37,491	—	1,600,183
Vanguard Total
Stock Market Index
Fund	2,241,463	250,371	267,848	7,374	227,310	31,720	—	2,458,670
Total	9,250,723	892,234	640,643	6,275	661,263	202,406	—	10,174,297
1 Not applicable—purchases and sales are for temporary cash investment purposes.